Available-for-sale Securities Classified by Length of Unrealized Loss Position (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Aggregate Fair Value within 1 year		¥ 5,146
Gross Unrealized Losses within 1 year		56
Aggregate Fair Value over 1 year		2
Gross Unrealized Losses over 1 year		0
Total Aggregate Fair Value		5,148
Total Gross Unrealized Losses		56
Marketable equity securities
Schedule of Available-for-sale Securities [Line Items]
Aggregate Fair Value within 1 year	16	1
Gross Unrealized Losses within 1 year	1	0
Aggregate Fair Value over 1 year		2
Gross Unrealized Losses over 1 year		0
Total Aggregate Fair Value	16	3
Total Gross Unrealized Losses	1	0
Corporate bonds
Schedule of Available-for-sale Securities [Line Items]
Aggregate Fair Value within 1 year		5,145
Gross Unrealized Losses within 1 year		56
Total Aggregate Fair Value		5,145
Total Gross Unrealized Losses		¥ 56